Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($)		Total		Previously Reported [Member]	Series A Convertible Preferred Stock [Member]		Series A Convertible Preferred Stock [Member] Previously Reported [Member]	Series A Convertible Preferred Stock [Member] Effect of Retrospective Application of Accounting Standards Update 2018-12 [Member]	Series A Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Series B Convertible Preferred Stock [Member]		Series B Convertible Preferred Stock [Member] Previously Reported [Member]	Series B Convertible Preferred Stock [Member] Effect of Retrospective Application of Accounting Standards Update 2018-12 [Member]	Series B Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Series C Convertible Preferred Stock [Member]		Series C Convertible Preferred Stock [Member] Previously Reported [Member]	Series C Convertible Preferred Stock [Member] Effect of Retrospective Application of Accounting Standards Update 2018-12 [Member]	Series C Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock		Common Stock Previously Reported [Member]	Common Stock Effect of Retrospective Application of Accounting Standards Update 2018-12 [Member]	Common Stock Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital		Additional Paid-in Capital Previously Reported [Member]	Additional Paid-in Capital Effect of Retrospective Application of Accounting Standards Update 2018-12 [Member]	Additional Paid-in Capital Revision of Prior Period, Adjustment [Member]	Accumulated Deficit		Accumulated Deficit Previously Reported [Member]
Beginning Balance at Dec. 31, 2018	[1]				$ 56,613,000		$ 56,613,000			$ 55,696,000		$ 55,696,000			$ 16,647,000		$ 16,647,000
Beginning Balance (shares) at Dec. 31, 2018	[1]				14,056,840		145,560,097			11,071,448		114,646,041			3,156,398		32,684,841
Beginning Balance at Dec. 31, 2018	[1]	$ (134,062,000)		$ (134,062,000)																$ 0		$ 1,000			$ 2,638,000		$ 2,637,000			$ (136,700,000)		$ (136,700,000)
Beginning Balance (shares) at Dec. 31, 2018	[1]																			920,597		9,532,919
Retroactive application of the recapitalization due to the Business Combination (shares)	[1]							(131,503,257)					(103,574,593)					(29,528,443)					(8,612,322)
Retroactive application of the recapitalization due to the Business Combination	[1]																						$ (1,000)					$ 1,000
Stock option exercises (Shares)		0
Conversion of preferred stock to common stock in relation to preferred stock extinguishment	[1]	$ 16,023,000			$ (10,046,000)					$ (4,612,000)					$ (1,365,000)										494,000					15,529,000
Conversion of preferred stock to common stock in relation to preferred stock extinguishment (shares)	[1]				(2,493,021)					(916,629)					(258,805)					366,845
Issuance of Series C convertible preferred stock, net of issuance cost of $131	[1]														$ 20,291,000
Issuance of Series C convertible preferred stock, net of issuance cost of $131 (shares)	[1]														3,836,997
Issuance of common stock	[1]	69,000																							69,000
Issuance of common stock (shares)	[1]																			46,269
Stock-based compensation expense	[1]	646,000																							646,000
Net income (loss)	[1]	(29,739,000)																												(29,739,000)
Ending Balance at Dec. 31, 2019					$ 46,567,000	[1]	$ 46,567,000			$ 51,084,000	[1]	$ 51,084,000			$ 35,573,000	[1]	$ 35,573,000
Ending Balance (shares) at Dec. 31, 2019					11,563,819	[1]	119,744,594		(108,180,775)	10,154,819	[1]	105,154,241		(94,999,422)	6,734,590	[1]	69,737,402		(63,002,812)
Ending Balance at Dec. 31, 2019		$ (147,063,000)	[1]	(147,063,000)																$ 0	[1]	$ 1,000		$ (1,000)	3,847,000	[1]	3,846,000		$ 1,000	(150,910,000)	[1]	(150,910,000)
Ending Balance (shares) at Dec. 31, 2019		1,333,711																		1,333,711	[1]	13,810,811		(12,477,100)
Stock option exercises		$ 16,000																							16,000
Stock option exercises (Shares)																				18,915
Stock-based compensation expense		89,000																							89,000
Net income (loss)		19,081,000																												19,081,000
Ending Balance at Mar. 31, 2020					$ 46,567,000					$ 51,084,000					$ 35,573,000
Ending Balance (shares) at Mar. 31, 2020					11,563,819					10,154,819					6,734,590
Ending Balance at Mar. 31, 2020		(127,877,000)																		$ 0					3,952,000					(131,829,000)
Ending Balance (shares) at Mar. 31, 2020																				1,352,626
Beginning Balance at Dec. 31, 2019					$ 46,567,000	[1]	$ 46,567,000			$ 51,084,000	[1]	$ 51,084,000			$ 35,573,000	[1]	$ 35,573,000
Beginning Balance (shares) at Dec. 31, 2019					11,563,819	[1]	119,744,594		(108,180,775)	10,154,819	[1]	105,154,241		(94,999,422)	6,734,590	[1]	69,737,402		(63,002,812)
Beginning Balance at Dec. 31, 2019		$ (147,063,000)	[1]	(147,063,000)																$ 0	[1]	$ 1,000		$ (1,000)	3,847,000	[1]	3,846,000		1,000	(150,910,000)	[1]	(150,910,000)
Beginning Balance (shares) at Dec. 31, 2019		1,333,711																		1,333,711	[1]	13,810,811		(12,477,100)
Stock option exercises		$ 108,000
Stock option exercises (Shares)		111,354
Net income (loss)		$ 20,065,000
Ending Balance at Sep. 30, 2020					$ 46,567,000					$ 51,084,000					$ 35,573,000
Ending Balance (shares) at Sep. 30, 2020					11,563,819					10,154,819					6,734,590
Ending Balance at Sep. 30, 2020		(126,546,000)																		$ 0					4,299,000					(130,845,000)
Ending Balance (shares) at Sep. 30, 2020																				1,445,065
Beginning Balance at Dec. 31, 2019					$ 46,567,000	[1]	$ 46,567,000			$ 51,084,000	[1]	$ 51,084,000			$ 35,573,000	[1]	$ 35,573,000
Beginning Balance (shares) at Dec. 31, 2019					11,563,819	[1]	119,744,594		(108,180,775)	10,154,819	[1]	105,154,241		(94,999,422)	6,734,590	[1]	69,737,402		(63,002,812)
Beginning Balance at Dec. 31, 2019		$ (147,063,000)	[1]	$ (147,063,000)																$ 0	[1]	$ 1,000		$ (1,000)	3,847,000	[1]	$ 3,846,000		$ 1,000	(150,910,000)	[1]	$ (150,910,000)
Beginning Balance (shares) at Dec. 31, 2019		1,333,711																		1,333,711	[1]	13,810,811		(12,477,100)
Stock option exercises (Shares)		111,354
Issuance of common stock	[1]	$ 108,000																							108,000
Issuance of common stock (shares)	[1]																			111,354
Stock-based compensation expense	[1]	499,000																							499,000
Net income (loss)	[1]	$ 14,211,000																												14,211,000
Ending Balance at Dec. 31, 2020	[1]				$ 46,567,000					$ 51,084,000					$ 35,573,000
Ending Balance (shares) at Dec. 31, 2020		28,453,228			11,563,819	[1]				10,154,819	[1]				6,734,590	[1]
Ending Balance at Dec. 31, 2020	[1]	$ (132,245,000)																		$ 0					4,454,000					(136,699,000)
Ending Balance (shares) at Dec. 31, 2020		1,445,065																		1,445,065	[1]
Beginning Balance at Mar. 31, 2020					$ 46,567,000					$ 51,084,000					$ 35,573,000
Beginning Balance (shares) at Mar. 31, 2020					11,563,819					10,154,819					6,734,590
Beginning Balance at Mar. 31, 2020		$ (127,877,000)																		$ 0					3,952,000					(131,829,000)
Beginning Balance (shares) at Mar. 31, 2020																				1,352,626
Stock option exercises		72,000																							72,000
Stock option exercises (Shares)																				75,540
Stock-based compensation expense		99,000																							99,000
Net income (loss)		8,593,000																												8,593,000
Ending Balance at Jun. 30, 2020					$ 46,567,000					$ 51,084,000					$ 35,573,000
Ending Balance (shares) at Jun. 30, 2020					11,563,819					10,154,819					6,734,590
Ending Balance at Jun. 30, 2020		(119,113,000)																		$ 0					4,123,000					(123,236,000)
Ending Balance (shares) at Jun. 30, 2020																				1,428,166
Stock option exercises		$ 20,000																							20,000
Stock option exercises (Shares)		16,899																		16,899
Stock-based compensation expense		$ 156,000																							156,000
Net income (loss)		(7,609,000)																												(7,609,000)
Ending Balance at Sep. 30, 2020					$ 46,567,000					$ 51,084,000					$ 35,573,000
Ending Balance (shares) at Sep. 30, 2020					11,563,819					10,154,819					6,734,590
Ending Balance at Sep. 30, 2020		(126,546,000)																		$ 0					4,299,000					(130,845,000)
Ending Balance (shares) at Sep. 30, 2020																				1,445,065
Stock-based compensation expense		155,000																							155,000
Net income (loss)		$ (5,854,000)																												(5,854,000)
Ending Balance at Dec. 31, 2020	[1]				$ 46,567,000					$ 51,084,000					$ 35,573,000
Ending Balance (shares) at Dec. 31, 2020		28,453,228			11,563,819	[1]				10,154,819	[1]				6,734,590	[1]
Ending Balance at Dec. 31, 2020	[1]	$ (132,245,000)																		$ 0					4,454,000					(136,699,000)
Ending Balance (shares) at Dec. 31, 2020		1,445,065																		1,445,065	[1]
Stock-based compensation expense		$ 188,000																							188,000
Net income (loss)		(6,582,000)																												(6,582,000)
Ending Balance at Mar. 31, 2021					$ 46,567,000					$ 51,084,000					$ 35,573,000
Ending Balance (shares) at Mar. 31, 2021					11,563,819					10,154,819					6,734,590
Ending Balance at Mar. 31, 2021		$ (138,639,000)																		$ 0					4,642,000					(143,281,000)
Ending Balance (shares) at Mar. 31, 2021																				1,445,065
Beginning Balance at Dec. 31, 2020	[1]				$ 46,567,000					$ 51,084,000					$ 35,573,000
Beginning Balance (shares) at Dec. 31, 2020		28,453,228			11,563,819	[1]				10,154,819	[1]				6,734,590	[1]
Beginning Balance at Dec. 31, 2020	[1]	$ (132,245,000)																		$ 0					4,454,000					(136,699,000)
Beginning Balance (shares) at Dec. 31, 2020		1,445,065																		1,445,065	[1]
Stock option exercises		$ 78,000
Stock option exercises (Shares)		72,940
Net income (loss)		$ (3,251,000)
Ending Balance at Sep. 30, 2021					$ 0					$ 0					$ 0
Ending Balance (shares) at Sep. 30, 2021					0					0					0
Ending Balance at Sep. 30, 2021		$ (7,669,000)																		$ 4,000					132,277,000					(139,950,000)
Ending Balance (shares) at Sep. 30, 2021		40,369,373																		40,369,373
Beginning Balance at Mar. 31, 2021					$ 46,567,000					$ 51,084,000					$ 35,573,000
Beginning Balance (shares) at Mar. 31, 2021					11,563,819					10,154,819					6,734,590
Beginning Balance at Mar. 31, 2021		$ (138,639,000)																		$ 0					4,642,000					(143,281,000)
Beginning Balance (shares) at Mar. 31, 2021																				1,445,065
Stock option exercises		$ 15,000																							15,000
Stock option exercises (Shares)		15,451
Stock-based compensation expense		$ 161,000																							161,000
Net income (loss)		(5,548,000)																												(5,548,000)
Ending Balance at Jun. 30, 2021					$ 46,567,000					$ 51,084,000					$ 35,573,000
Ending Balance (shares) at Jun. 30, 2021					11,563,819					10,154,819					6,734,590
Ending Balance at Jun. 30, 2021		(144,011,000)																		$ 0					4,818,000					(148,829,000)
Ending Balance (shares) at Jun. 30, 2021																				1,460,516
Stock option exercises		$ 63,000																							63,000
Stock option exercises (Shares)		57,489																		57,489
Issuance of Series C convertible preferred stock, net of issuance cost of $131		$ 133,224,000			$ (46,567,000)					$ (51,084,000)					$ (35,573,000)					$ 3,000					133,221,000
Issuance of Series C convertible preferred stock, net of issuance cost of $131 (shares)					(11,563,819)					(10,154,819)					(6,734,590)					28,453,228
Stock-based compensation expense		2,385,000																							2,385,000
Net income (loss)		8,879,000																												8,879,000
Recapitalization Costs		51,974,000																		$ 1,000					51,973,000
Recapitalization Costs, Share																				10,347,611
Cashless exercise of warrants, share																				50,529
Cashless exercise of warrants		857,000																							857,000
Contingently issuable Earn-Out Shares		(61,040,000)																							(61,040,000)
Ending Balance at Sep. 30, 2021					$ 0					$ 0					$ 0
Ending Balance (shares) at Sep. 30, 2021					0					0					0
Ending Balance at Sep. 30, 2021		$ (7,669,000)																		$ 4,000					$ 132,277,000					$ (139,950,000)
Ending Balance (shares) at Sep. 30, 2021		40,369,373																		40,369,373

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 14.